ACQUISITIONS AND OTHER ARRANGEMENTS - Summary of Fair Value of Assets Acquired and Liabilities Assumed for Saudia Arabia Joint Venture (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2018
Acquisitions And Collaborations [Line Items]
Goodwill	$ 3,217	$ 3,030	$ 3,002
Saudi Arabia Joint Venture
Acquisitions And Collaborations [Line Items]
Cash				$ 4
Accounts receivable, net				25
Inventories				8
Property, plant and equipment				12
Goodwill				17
Other intangible assets				40
Other non-current assets				2
Short-term debt				(4)
Accounts payable and accrued liabilities				(16)
Other non-current liabilities				(8)
Total assets acquired				$ 80